Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

The components of earnings from continuing operations before income taxes are as follows:

	Year Ended December 31
	2013	2012	2011
Domestic	$111.2	$179.2	$124.4
Foreign	126.4	108.3	110.0
	$237.6	$287.5	$234.4

Income tax expense from continuing operations is comprised of the following components:

	Year Ended December 31
	2013	2012	2011
Current
Federal	$59.8	$45.8	$29.7
State and local	5.9	4.0	3.5
Foreign	24.2	22.1	21.9
	89.9	71.9	55.1
Deferred
Federal	(26.4)	9.3	8.8
State and local	(1.8)	(.5)	1.6
Foreign	(10.4)	(25.0)	(4.0)
	(38.6)	(16.2)	6.4
	$51.3	$55.7	$61.5

Income tax expense from continuing operations, as a percentage of earnings before income taxes, differs from the statutory federal income tax rate as follows:

	Year Ended December 31
	2013	2012	2011
Statutory federal income tax rate	35.0%	35.0%	35.0%
Increases (decreases) in rate resulting from:
State taxes, net of federal benefit	1.4	1.2	.8
Tax effect of foreign operations	(8.6)	(5.8)	(4.8)
Deferred tax on undistributed foreign earnings	(.5)	3.7	—
Change in valuation allowance	(1.4)	(12.7)	(1.0)
Change in uncertain tax positions, net	(1.1)	.6	(1.7)
Production activities deduction	(2.0)	(1.2)	(1.0)
Other permanent differences, net	(.6)	(.3)	(.8)
Other, net	(.6)	(1.1)	(.2)
Effective tax rate	21.6%	19.4%	26.3%

For all periods presented, the tax rate benefited from income earned in various foreign jurisdictions at rates lower than the U.S. federal statutory rate, primarily China and Luxembourg. Significant items impacting each year's tax rate follow:

•2013: We recognized tax rate benefits totaling $17.5, primarily related to the impact of Mexico tax law changes, the settlement of certain foreign and state audits, and a non-taxable bargain purchase gain.
•2012: The tax rate benefited from the elimination of a $36.9 valuation allowance on our Canadian net operating losses and other deferred tax assets. As a result of an increase in operating earnings in Canada, the amalgamation of two Canadian subsidiaries, and the restructuring of intercompany debt attributable in part to a change in Canadian tax law, we now expect that those carryforwards and other deferred tax assets will be utilized in future years. This 2012 benefit was partially offset by the accrual of $10.8 of deferred withholding taxes in China on earnings that are no longer indefinitely reinvested in China.
•2011: The tax rate benefited by a total of $5.2 from the release of certain deferred tax asset valuation allowances and tax audit settlements. In 2011 we also incurred $1.7 of incremental tax on the 2010 repatriation of $112.6 of earnings from foreign subsidiaries.

We recognized net excess tax benefits of approximately $4.6, $5.5, and $6.1, in 2013, 2012 and 2011, respectively, related to stock plan activity, which have been recorded in additional contributed capital. These amounts include net windfall tax benefits as discussed in Note L.

We file tax returns in each jurisdiction where we are required to do so. In these jurisdictions, a statute of limitations period exists. After a statute period expires, the tax authorities can no longer assess additional income tax for the expired period, and we are no longer eligible to file claims for refund for any tax that we may have overpaid.

Unrecognized Tax Benefits

The total amount of our gross unrecognized tax benefits at December 31, 2013, is $32.9, of which $18.0 would impact our effective tax rate, if recognized. A reconciliation of the beginning and ending balance of our gross unrecognized tax benefits for the periods presented is as follows:

	2013	2012	2011
Gross unrecognized tax benefits, January 1	$26.6	$25.7	$34.1
Gross increases—tax positions in prior periods	4.5	4.8	1.2
Gross decreases—tax positions in prior periods	(1.5)	(2.3)	(5.2)
Gross increases—current period tax positions	1.0	1.1	3.0
Change due to exchange rate fluctuations	(.4)	.3	(.3)
Settlements	(2.8)	(1.7)	(5.5)
Lapse of statute of limitations	(3.0)	(1.3)	(1.6)
Gross unrecognized tax benefits, December 31	$24.4	$26.6	$25.7
Interest	7.6	8.0	8.1
Penalties	.9	.9	1.0
Total gross unrecognized tax benefits, December 31	$32.9	$35.5	$34.8

We recognize interest and penalties related to unrecognized tax benefits as part of income tax expense in the Consolidated Statements of Operations, which is consistent with prior reporting periods.

As of December 31, 2013, four tax years were subject to audit by the United States Internal Revenue Service (IRS), covering the years 2010 through 2013. In 2011, IRS examinations of the 2004 through 2008 tax returns were completed, and in 2012 refunds aggregating $15.6 were received for all years associated with the audits. In 2011, we adjusted our reserve for uncertain tax positions with respect to the largest issue in connection with the examination, related to worthless stock deductions, which had a favorable impact on our tax provision of $3.6.

Additionally, at December 31, 2013, five tax years were undergoing audit by the Canada Revenue Agency, covering the periods 2007 through 2011. These examinations are at various stages of completion, but to date we are not aware of any material adjustments. In 2013, due to Canada Revenue Agency examinations of our 2005 and 2006 tax years, we released $1.1 of unrecognized tax benefits. Various state and other foreign jurisdiction tax years also remain open to examination, though we believe assessments (if any) would be immaterial to our consolidated financial statements.

It is reasonably possible that resolution of certain tax audits could reduce our unrecognized tax benefits within the next 12 months, as certain tax positions may be sustained on audit, or we may agree to certain adjustments. It is not expected that any change would have a material impact on our Consolidated Financial Statements.

Deferred Income Taxes

Deferred income taxes are provided for the temporary differences between the financial reporting basis and the tax basis of our assets and liabilities. The major temporary differences and their associated deferred tax assets or liabilities are as follows:

	December 31
	2013		2012
	Assets	Liabilities	Assets	Liabilities
Property, plant and equipment	$13.5	$(60.0)	$12.6	$(61.1)
Inventories	1.6	(16.4)	1.9	(18.8)
Accrued expenses	89.7	(.8)	89.6	(.1)
Net operating loss and tax credit carryforwards	64.6	—	66.4	—
Pension cost and other post-retirement benefits	16.0	(.9)	29.7	(.8)
Intangible assets	2.3	(108.5)	2.9	(118.7)
Derivative financial instruments	14.2	(1.7)	15.7	(1.7)
Subsidiary stock basis	—	—	6.0	—
Uncertain tax positions	11.2	—	12.1	—
Other	11.1	(16.4)	7.3	(18.7)
Gross deferred tax assets (liabilities)	224.2	(204.7)	244.2	(219.9)
Valuation allowance	(25.4)	—	(32.2)	—
Total deferred taxes	$198.8	$(204.7)	$212.0	$(219.9)
Net deferred tax (liability)		$(5.9)		$(7.9)

The valuation allowance primarily relates to net operating loss and tax credit carryforwards for which utilization is uncertain. Cumulative tax losses in certain state and foreign jurisdictions during recent years, limited carryforward periods in certain jurisdictions, future reversals of existing taxable temporary differences, and reasonable tax planning strategies were among the factors considered in determining the valuation allowance. These loss and credit carryforwards have expiration dates that vary generally over the next 20 years, with no amount greater than $10 expiring in any one year.

Deferred income taxes and withholding taxes have been provided on earnings of our foreign subsidiaries to the extent it is anticipated that the earnings will be remitted in the future as dividends. The tax effect of most distributions would be significantly offset by available foreign tax credits. As of December 31, 2013, we have accrued $10.1 of deferred taxes associated with the undistributed earnings of foreign subsidiaries.

Deferred income taxes and withholding taxes have not been provided on foreign earnings which are indefinitely reinvested. The cumulative undistributed earnings which are indefinitely reinvested as of December 31, 2013, are $375.1. If such earnings were distributed, the resulting incremental tax expense would be $62.6 based on present income tax laws, which are subject to change. In 2013, we repatriated $68.0 of foreign earnings, resulting in a net tax benefit of $2.3. Although we have not changed our assertion with respect to amounts permanently reinvested outside the U.S., in 2012 we recorded $10.8, which was reduced by $1.3 in 2013, for withholding taxes in China, since we no longer have specific plans to reinvest all of our Chinese earnings within China. These taxes would be due on dividends from certain of our China subsidiaries to their foreign parent, a subsidiary of the U.S. company. These earnings are still permanently reinvested outside the U.S. and are included in the undistributed earnings and incremental taxes discussed above.

Deferred tax assets (liabilities) included in the consolidated balance sheets are as follows:

	December 31
	2013	2012
Other current assets	$12.1	$12.8
Sundry	46.9	50.2
Other current liabilities	(1.6)	(1.3)
Deferred income taxes	(63.3)	(69.6)
Net deferred tax liability	$(5.9)	$(7.9)